Note 11 - Fair Value of Financial Instruments - Carrying Amount and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 98,585	$ 217,581
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	$ 97,226	$ 217,559